Capital and reserves	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Capital and reserves
Called-up share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2019		2018		2017
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	21,525,464	5,381	21,288,193	5,322	21,049,696	5,263
Issue of new shares for the scrip dividend programme	208,927	52	195,305	49	289,789	72
Issue of new shares for employee share-based payment plans	37,400	9	92,168	23	—	—
Issue of new shares – other	—	—	—	—	—	—
Repurchase of ordinary share capital	(235,951)	(59)	(50,202)	(13)	(51,292)	(13)
At 31 December	21,535,840	5,383	21,525,464	5,381	21,288,193	5,322
		5,404		5,402		5,343
[a] The nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.

Voting on substantive resolutions tabled at a general meeting is on a poll. On a poll, shareholders present in person or by proxy have two votes for every £5 in nominal amount of the first and second preference shares held and one vote for every ordinary share held. On a show-of-hands vote on other resolutions (procedural matters) at a general meeting, shareholders present in person or by proxy have one vote each.
In the event of the winding up of the company, preference shareholders would be entitled to a sum equal to the capital paid up on the preference shares, plus an amount in respect of accrued and unpaid dividends and a premium equal to the higher of (i) 10% of the capital paid up on the preference shares and (ii) the excess of the average market price of such shares on the London Stock Exchange during the previous six months over par value.
During 2019 the company repurchased 236 million ordinary shares for a total consideration of $1,511 million, including transaction costs of $8 million, as part of the share repurchase programme announced on 31 October 2017. All shares purchased were for cancellation. The repurchased shares represented 1.1% of ordinary share capital. A further 120 million of shares have been repurchased in January 2020 at a total cost of $776 million. The number of shares in issue is reduced when shares are repurchased.
Treasury shares[a]

		2019		2018		2017
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,426,265	356	1,482,072	370	1,614,657	403
Purchases for settlement of employee share plans	1,118	—	757	—	4,423	1
Issue of new shares for employee share-based payment plans	37,400	9	92,168	23	—	—
Shares re-issued for employee share-based payment plans	(167,927)	(42)	(148,732)	(37)	(137,008)	(34)
At 31 December	1,296,856	323	1,426,265	356	1,482,072	370
Of which – shares held in treasury by BP	1,163,077	290	1,264,732	316	1,472,343	368
– shares held in ESOP trusts	133,707	33	161,518	40	9,705	2
– shares held by BP’s US share plan administrator[b]	72	—	15	—	24	—

[a]	See Note 32 for definition of treasury shares.

[b]	Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.

For each year presented, the balance at 1 January represents the maximum number of shares held in treasury by BP during the year, representing 5.9% (2018 6.9% and 2017 7.5%) of the called-up ordinary share capital of the company.
During 2019, the movement in shares held in treasury by BP represented less than 0.5% (2018 less than 1.0% and 2017 less than 0.5%) of the ordinary share capital of the company.
Capital and reserves

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves
At 31 December 2018	5,402	12,305	1,439	27,206	46,352
Adjustment on adoption of IFRS 16, net of tax	—	—	—	—	—
At 1 January 2019	5,402	12,305	1,439	27,206	46,352
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	52	(52)	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(59)	—	59	—	—
Share-based payments, net of tax[b]	9	164	—	—	173
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[c]	—	—	—	—	—
At 31 December 2019	5,404	12,417	1,498	27,206	46,525

At 31 December 2017	5,343	12,147	1,426	27,206	46,122
Adjustment on adoption of IFRS 9, net of tax	—	—	—	—	—
At 1 January 2018	5,343	12,147	1,426	27,206	46,122
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	49	(49)	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(13)	—	13	—	—
Share-based payments, net of tax[b]	23	207	—	—	230
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2018	5,402	12,305	1,439	27,206	46,352

At 1 January 2017	5,284	12,219	1,413	27,206	46,122
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Available-for-sale investments (including reclassifications)	—	—	—	—	—
Cash flow hedges (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	72	(72)	—	—	—
Repurchases of ordinary share capital	(13)	—	13	—	—
Share-based payments, net of tax[b]	—	—	—	—	—
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[d]	—	—	—	—	—
At 31 December 2017	5,343	12,147	1,426	27,206	46,122
[a] Principally foreign exchange effects relating to the Russian rouble.
[b] Movements in treasury shares relate to employee share-based payment plans.

32. Capital and reserves – continued

									$ million
Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	BP shareholders’ equity	Non- controlling interests	Total equity
(15,767)	(8,902)	—	(777)	(210)	(987)	78,748	99,444	2,104	101,548
—	—	—	—	—	—	(329)	(329)	(1)	(330)
(15,767)	(8,902)	—	(777)	(210)	(987)	78,419	99,115	2,103	101,218
—	—	—	—	—	—	4,026	4,026	164	4,190

—	2,407	—	—	—	—	—	2,407	9	2,416
—	—	—	5	50	55	—	55	—	55
—	—	—	—	—	—	82	82	—	82
—	—	—	—	—	—	(64)	(64)	—	(64)

—	—	—	—	—	—	171	171	—	171
—	—	—	(3)	—	(3)	—	(3)	—	(3)
—	2,407	—	2	50	52	4,215	6,674	173	6,847
—	—	—	—	—	—	(6,929)	(6,929)	(213)	(7,142)
—	—	—	23	—	23	—	23	—	23
—	—	—	—	—	—	(1,511)	(1,511)	—	(1,511)
1,355	—	—	—	—	—	(809)	719	—	719
—	—	—	—	—	—	5	5	—	5
—	—	—	—	—	—	316	316	233	549
(14,412)	(6,495)	—	(752)	(160)	(912)	73,706	98,412	2,296	100,708

(16,958)	(5,156)	17	(760)	—	(743)	75,226	98,491	1,913	100,404
—	—	(17)	—	(37)	(54)	(126)	(180)	—	(180)
(16,958)	(5,156)	—	(760)	(37)	(797)	75,100	98,311	1,913	100,224
—	—	—	—	—	—	9,383	9,383	195	9,578

—	(3,746)	—	—	—	—	—	(3,746)	(41)	(3,787)
—	—	—	(6)	(173)	(179)	—	(179)	—	(179)
—	—	—	—	—	—	417	417	—	417
—	—	—	—	—	—	7	7	—	7

—	—	—	—	—	—	1,599	1,599	—	1,599
—	—	—	(37)	—	(37)	—	(37)	—	(37)
—	(3,746)	—	(43)	(173)	(216)	11,406	7,444	154	7,598
—	—	—	—	—	—	(6,699)	(6,699)	(170)	(6,869)
—	—	—	26	—	26	—	26	—	26
—	—	—	—	—	—	(355)	(355)	—	(355)
1,191	—	—	—	—	—	(718)	703	—	703
—	—	—	—	—	—	14	14	—	14
—	—	—	—	—	—	—	—	207	207
(15,767)	(8,902)	—	(777)	(210)	(987)	78,748	99,444	2,104	101,548

(18,443)	(6,878)	3	(1,156)	—	(1,153)	75,638	95,286	1,557	96,843
—	—	—	—	—	—	3,389	3,389	79	3,468

—	1,722	—	—	—	—	(3)	1,719	52	1,771
—	—	14	—	—	14	—	14	—	14
—	—	—	396	—	396	—	396	—	396
—	—	—	—	—	—	564	564	—	564
—	—	—	—	—	—	(72)	(72)	—	(72)

—	—	—	—	—	—	2,343	2,343	—	2,343
—	1,722	14	396	—	410	6,221	8,353	131	8,484
—	—	—	—	—	—	(6,153)	(6,153)	(141)	(6,294)
—	—	—	—	—	—	(343)	(343)	—	(343)
1,485	—	—	—	—	—	(798)	687	—	687
—	—	—	—	—	—	215	215	—	215
—	—	—	—	—	—	446	446	366	812
(16,958)	(5,156)	17	(760)	—	(743)	75,226	98,491	1,913	100,404

[c] Principally relates to the sale of a 49% interest in BP's retail property portfolio in Australia.
[d] Principally relates to the initial public offering of common units in BP Midstream Partners LP for which net proceeds of $811 million were received.

32. Capital and reserves – continued
Share capital
The balance on the share capital account represents the aggregate nominal value of all ordinary and preference shares in issue, including treasury shares.
Share premium account
The balance on the share premium account represents the amounts received in excess of the nominal value of the ordinary and preference shares.
Capital redemption reserve
The balance on the capital redemption reserve represents the aggregate nominal value of all the ordinary shares repurchased and cancelled.
Merger reserve
The balance on the merger reserve represents the fair value of the consideration given in excess of the nominal value of the ordinary shares issued in an acquisition made by the issue of shares.
Treasury shares
Treasury shares represent BP shares repurchased and available for specific and limited purposes. For accounting purposes shares held in Employee Share Ownership Plans (ESOPs) and BP’s US share plan administrator to meet the future requirements of the employee share-based payment plans are treated in the same manner as treasury shares and are, therefore, included in the financial statements as treasury shares. The ESOPs are funded by the group and have waived their rights to dividends in respect of such shares held for future awards. Until such time as the shares held by the ESOPs vest unconditionally to employees, the amount paid for those shares is shown as a reduction in shareholders’ equity. Assets and liabilities of the ESOPs are recognized as assets and liabilities of the group.
Foreign currency translation reserve
The foreign currency translation reserve records exchange differences arising from the translation of the financial statements of foreign operations. Upon disposal of foreign operations, the related accumulated exchange differences are reclassified to the income statement.
Available-for-sale investments
This reserve recorded the changes in fair value of investments classified as available-for-sale under IAS 39 except for impairment losses, foreign exchange gains or losses, or changes arising from revised estimates of future cash flows. On adoption of IFRS 9 the balance in this reserve was transferred to the profit and loss account reserve. Under the new standard the group recognizes fair value gains and losses on these investments in profit or loss.
Cash flow hedges
This reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge. It includes $651 million relating to the acquisition of an 18.5% interest in Rosneft in 2013 which will only be reclassified to the income statement if the investment in Rosneft is either sold or impaired. For further information on the accounting for cash flow hedges see Note 1 - Derivative financial instruments and hedging activities.
Costs of hedging
This reserve records the change in fair value of the foreign currency basis spread of financial instruments to which cost of hedge accounting has been applied. The accumulated amount relates to time-period related hedged items and is amortized to profit or loss over the term of the hedging relationship.
Prior to the group’s adoption of IFRS 9 changes in the fair value of such foreign currency basis spreads were recognized in profit or loss. On adoption of the new standard a transfer from the profit and loss account reserve to the costs of hedging reserve was made in order to reflect the opening reserves position for relevant hedging instruments existing on transition. For further information on the accounting for costs of hedging see Note 1 - Derivative financial instruments and hedging activities.
Profit and loss account
The balance held on this reserve is the accumulated retained profits of the group.
32. Capital and reserves – continued
The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2019
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	2,418	(2)	2,416
Cash flow hedges (including reclassifications)	6	(1)	5
Costs of hedging (including reclassifications)	53	(3)	50
Share of items relating to equity-accounted entities, net of tax	82	—	82
Other	—	(64)	(64)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	328	(157)	171
Cash flow hedges that will subsequently be transferred to the balance sheet	(3)	—	(3)
Other comprehensive income	2,884	(227)	2,657

			$ million
			2018
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(3,771)	(16)	(3,787)
Cash flow hedges (including reclassifications)	(6)	—	(6)
Costs of hedging (including reclassifications)	(186)	13	(173)
Share of items relating to equity-accounted entities, net of tax	417	—	417
Other	—	7	7
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	2,317	(718)	1,599
Cash flow hedges that will subsequently be transferred to the balance sheet	(37)	—	(37)
Other comprehensive income	(1,266)	(714)	(1,980)

			$ million
			2017
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	1,866	(95)	1,771
Available-for-sale investments (including reclassifications)	14	—	14
Cash flow hedges (including reclassifications)	425	(29)	396
Share of items relating to equity-accounted entities, net of tax	564	—	564
Other	—	(72)	(72)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	3,646	(1,303)	2,343
Other comprehensive income	6,515	(1,499)	5,016